As filed with the Securities and Exchange Commission on May 30, 2017

Securities Act File No. 333-211881

Investment Company Act File No. 811-23160

UNITED STATES SECURITIES AND EXCHANGE
COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3	☒

GABELLI NEXTSHARES TRUST
(Exact name of registrant as specified in charter)

One Corporate Center, Rye, New York 10580-1422

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 1-800-422-3554

Agnes Mullady

Gabelli NextShares Trust

One Corporate Center

Rye, New York 10580-1422

(Name and Address of Agent for Service)

Copies to:

Agnes Mullady Gabelli NextShares Trust One Corporate Center Rye, New York 10580-1422	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166

It is proposed that this filing will become effective: (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)

[X] on June 20, 2017 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a) (1)

[ ] on (date) pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] on [ ] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 1 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 14, 2017, and would become effective 75 days after, pursuant to Rule 485(a)(2).

This Post-Effective Amendment No. 2 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating June 20, 2017 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 2 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rye, and State of New York, on the 30th day of May, 2017.

Gabelli NextShares Trust By: /s/ Agnes Mullady Name: Agnes Mullady Title: President and Principal Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Mario J. Gabelli*	Chairman of the Board	May 30, 2017
Mario J. Gabelli

/s/ Agnes Mullady	President (Principal Executive Officer)	May 30, 2017
Agnes Mullady

/s/ John C. Ball	Treasurer (Principal Financial and Accounting Officer)	May 30, 2017
John C. Ball

/s/ Andrea R. Mango	Secretary	May 30, 2017
Andrea R. Mango

Salvatore Salibello*	Trustee	May 30, 2017
Salvatore Salibello

Anthony S. Colavita*	Trustee	May 30, 2017
Anthony S. Colavita

Kuni Nakamura*	Trustee	May 30, 2017
Kuni Nakamura

Michael Melarkey*	Trustee	May 30, 2017
Michael Melarkey

Frank Fahrenkopf, Jr.*	Trustee	May 30, 2017
Frank Fahrenkopf, Jr.

*By: /s/ Agnes Mullady

Agnes Mullady
Attorney-in-Fact